Earnings per share (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Earnings per share [abstract]
Profit attributed to controlling shareholders	R$ 119,554	R$ 177,079	R$ 126,338
Weighted average number of common shares issued (thousands)	56,681	53,802	53,750
Effect from dilution - shares	420	306	64
Weighted average number of common shares issued adjusted by the dilution effect	57,101	54,108	53,813
Basic earnings per share	R$ 2.1092	R$ 3.2913	R$ 2.3505
Diluted earnings per share	R$ 2.0937	R$ 3.2727	R$ 2.3477